Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	23. Related party transactions

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.
Joint ventures
The following related party balances existed with joint venture businesses at 31 December:

Related party balances	€ million Total 2024	€ million Total 2023
Sales to joint ventures	1,168	1,144
Purchases from joint ventures	110	134
Receivables from joint ventures	112	99
Payables to joint ventures	111	111
Loans to joint ventures	227	219
Royalties and service fees	9	19
Significant joint ventures are Unilever FIMA LDA and Gallo Worldwide LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea
Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.
All transactions between the group and related parties are conducted on arm's length basis.
Associates
There are no trading balances due to or from associates.